Income Taxes - Reconciliation of the differences between statutory income tax rate and the effective income tax rate (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation
Statutory EIT rate		25.00%	25.00%	25.00%
Effect of non-deductible expenses		16.97%	(6.60%)	(5.78%)
Tax incentives for research and development expense		(49.14%)	9.00%	2.08%
Tax incentives for wages of disabled staff		(0.16%)	0.05%	0.02%
Preferential tax rate		(4.20%)	0.48%	1.15%
Change in valuation allowance		2.52%	(25.55%)	(23.19%)
Tax rate difference from statutory rate in other jurisdictions		10.44%	(2.49%)	(0.72%)
Others				0.07%
Effective income tax rate		1.43%	(0.11%)	(1.37%)
Percentage of tax incentives on research and development expenses	200.00%	175.00%	175.00%	175.00%